Employees' Emoluments (Details) - Schedule of emoluments paid or payable to the directors - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of emoluments paid or payable to the directors [Abstract]
Salaries and other short-term benefits	$ 1,741,293	$ 2,086,041	$ 2,637,752
Defined contribution benefit schemes	95,978	290,414	205,499
Total employee benefits expense (including directors’ emoluments)	$ 1,837,272	$ 2,376,454	$ 2,843,251